Investments (Schedule Of Available-For-Sale Securities Whose Value Is Below Amortized Cost) (Details) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Fair Value - Nine months or greater, but less than twelve months		$ 16,570
Fair Value - Twelve months or greater		1,781
Fair Value - Total		18,351
Gross Unrealized Losses - Nine months or greater, but less than twelve months		308
Gross Unrealized Losses - Twelve months or greater		119
Gross Unrealized Losses - Total		427
Fair Value Decline, Greater Than 20% [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value - Less than six months	$ 10,895	12
Fair Value - Six months or greater, but less than nine months	4,256
Fair Value - Nine months or greater, but less than twelve months	362
Fair Value - Twelve months or greater	2	58
Fair Value - Total	15,515	70
Gross Unrealized Losses - Less than six months	3,514	3
Gross Unrealized Losses - Six months or greater, but less than nine months	2,150
Gross Unrealized Losses - Nine months or greater, but less than twelve months	243
Gross Unrealized Losses - Twelve months or greater		8
Gross Unrealized Losses - Total	$ 5,907	$ 11
Number of Securities - Less than six months | security	1,489	6
Number of Securities - Six months or greater, but less than nine months | security	640
Number of Securities - Nine months or greater, but less than twelve months | security	73
Number of Securities - Twelve months or greater | security	15	24
Number of Securities - Total | security	2,217	30